Non-current financial assets	12 Months Ended
Dec. 31, 2021
Non-current financial assets
Non-current financial assets

10. Non-current financial assets

	December 31,	December 31,
	2021	2020
Security rental deposits	57,908	59,144
Total non‑current financial assets	57,908	59,144

Security rental deposits relate to laboratory and office space which has decreased during 2021. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.